Fair Value of Financial Instruments - Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value Of Financial Instruments
Cash and cash equivalents - Book Value	$ 46,220	$ 53,591
Cash and cash equivalents - Fair Value	46,220	53,591
Restricted cash - Book Value	8,726	84,260
Restricted cash - Fair Value	8,726	84,260
Investments in available-for-sale-securities - Book Value	220	219
Investments in available-for-sale-securities - Fair Value	220	219
Senior and ship mortgage notes, net - Book Value	(584,450)	(1,101,931)
Senior and ship mortgage notes, net - Fair Value	(572,943)	(1,142,545)
Long-term debt, including current portion - Book Value	(379,374)	(171,919)
Long-term debt, including current portion - Fair Value	(382,536)	(173,213)
Loans payable to affiliate companies, including current portion and Convertible Debenture - Book Value	(308,065)	(112,634)
Loans payable to affiliate companies, including current portion and Convertible Debenture - Fair Value	$ (310,269)	$ (112,634)